REPURCHASE OF SHARES	12 Months Ended
Dec. 31, 2016
REPURCHASE OF SHARES
REPURCHASE OF SHARES

14.REPURCHASE OF SHARES

On June 20, 2014, the Company’s shareholders resolved to increase the size of a share repurchase program originally approved by shareholders on September 30, 2008 from US$25,000 to US$75,000. The share repurchases may be made on the open market, in block trades or otherwise and is subject to the Company’s memorandum and articles of association, the relevant rules under United States securities laws and regulations, and the relevant stock exchange rules. The program does not have an expiration date and may be suspended or discontinued at any time.

For the years ended December 31, 2014 and 2015, the Company repurchased 799,293 ADSs and 898,950 ADSs, respectively, for a total consideration of RMB153,684 and RMB157,272, respectively, including transaction fees, from the open market. The Company did not repurchase ADSs in 2016. In addition, the Company received 76,000 ADSs from the early settlement of some shares related to the zero-strike call options in the year ended December 31, 2014. All of the shares repurchased and received from early settlement were retired. See Note 2(v).